Accounts Payable amd Accrued Liabilities	6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Payables and Accruals [Abstract]
Accounts Payable amd Accrued Liabilities

NOTE 7 – Accounts Payable and Accrued Liabilities

As of June 30, 2018 and December 31, 2017, accounts payable and accrued liabilities consisted of the following:

	June 30, 2018	December 31, 2017
Accounts payable	$265,982	$373,882
Accrued compensation	22,500	215,026
Other accrued expenses	117,631	161,899
Total	$406,113	$750,807

As of December 31, 2017, June 30, 2017, and June 30, 2016, accounts payable and accrued liabilities consists of the following:

	December 31, 2017	June 30, 2017	June 30, 2016
Accounts payable	$373,882	$231,429	$130,368
Accrued compensation	215,026	55,416	—
Other accrued expenses	161,899	154,345	207,498
Total	$750,807	$441,190	$337,866